Schedule of investments
Macquarie VIP Mid Cap Growth Series
September 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.60%♣
Communication Services — 1.20%
Pinterest Class A †	145,355	$ 4,676,070
		4,676,070
Consumer Discretionary — 20.14%
Amer Sports †	83,469	2,900,548
Boot Barn Holdings †	32,483	5,383,083
Dutch Bros Class A †	66,690	3,490,554
Expedia Group	34,349	7,342,099
Floor & Decor Holdings Class A †	96,613	7,120,378
On Holding Class A †	125,014	5,294,343
Planet Fitness Class A †	23,088	2,396,534
Pool	23,683	7,343,388
Royal Caribbean Cruises	43,849	14,188,659
SharkNinja †	57,645	5,946,082
Stubhub Holdings Class A †	204,614	3,445,700
Tapestry	56,609	6,409,271
Tractor Supply	122,854	6,986,707
		78,247,346
Consumer Staples — 1.37%
Casey's General Stores	9,402	5,315,139
		5,315,139
Financials — 7.41%
Brown & Brown	53,919	5,057,063
Corpay †	16,766	4,829,614
Houlihan Lokey	12,273	2,519,892
Kinsale Capital Group	11,125	4,731,018
LPL Financial Holdings	21,865	7,274,267
Toast Class A †	119,638	4,367,983
		28,779,837
Healthcare — 17.86%
Align Technology †	31,155	3,901,229
Alnylam Pharmaceuticals †	24,046	10,964,976
Ascendis Pharma ADR †	11,152	2,217,129
Bio-Techne	115,149	6,405,739
Edwards Lifesciences †	72,405	5,630,937
IDEXX Laboratories †	23,681	15,129,554
Insulet †	30,381	9,379,526
Ionis Pharmaceuticals †	77,439	5,066,059
Veeva Systems Class A †	21,109	6,288,582
Waystar Holding †	116,429	4,414,988
		69,398,719
Industrials — 22.40%
BWX Technologies	31,756	5,854,854
Copart †	90,917	4,088,537
EMCOR Group	6,977	4,531,841
Fastenal	213,703	10,479,995
Generac Holdings †	40,733	6,818,704
HEICO Class A	29,264	7,435,690
Howmet Aerospace	42,683	8,375,685
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Industrials (continued)
Kratos Defense & Security Solutions †	47,334	$ 4,324,908
Lincoln Electric Holdings	31,184	7,354,123
Paylocity Holding †	29,419	4,685,564
Quanta Services	13,706	5,680,040
Rollins	105,303	6,185,498
SPX Technologies †	32,805	6,127,318
Trex †	98,693	5,099,467
		87,042,224
Information Technology — 23.19%
AppLovin Class A †	6,492	4,664,762
Bentley Systems Class B	79,470	4,091,116
CDW	27,079	4,313,143
Clearwater Analytics Holdings Class A †	186,978	3,369,343
Cloudflare Class A †	53,846	11,554,813
Coherent †	52,493	5,654,546
Datadog Class A †	66,515	9,471,736
HubSpot †	10,747	5,027,447
Itron †	35,529	4,425,492
MACOM Technology Solutions Holdings †	38,040	4,735,600
Manhattan Associates †	24,955	5,115,276
Monolithic Power Systems	11,054	10,176,754
Novanta †	47,391	4,746,209
Snowflake Class A †	35,708	8,053,939
Tyler Technologies †	8,993	4,704,778
		90,104,954
Materials — 1.96%
Martin Marietta Materials	12,080	7,613,782
		7,613,782
Real Estate — 3.07%
CoStar Group †	141,639	11,950,083
		11,950,083
Total Common Stocks (cost $323,898,332)		383,128,154

Short-Term Investments — 1.52%
Money Market Mutual Funds — 1.52%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	1,480,173	1,480,173
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.04%)	1,480,173	1,480,173
NQ- IV075 [0925] 1125 (4967872)    1

Schedule of investments
Macquarie VIP Mid Cap Growth Series
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.07%)	1,480,173	$ 1,480,173
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.05%)	1,480,172	1,480,172
Total Short-Term Investments (cost $5,920,691)		5,920,691

Total Value of Securities—100.12% (cost $329,819,023)		389,048,845
Liabilities Net of Receivables and Other Assets—(0.12%)		(462,783)
Net Assets Applicable to 48,523,649 Shares Outstanding—100.00%		$388,586,062

♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ- IV075 [0925] 1125 (4967872)